Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Component of Income Tax Expense
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expenses	494,121,097	129,397,492	135,188,353	21,214,002
Deferred income tax expenses	132,112,749	132,582,100	125,293,714	19,661,318

Total income tax expenses	626,233,846	261,979,592	260,482,067	40,875,320

Summary of Principal Components of Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	445,374,376	391,551,056	61,442,906
Allowance for finance lease receivable	14,360,187	10,216,523	1,603,195
Allowance for other current assets	44,792,004	66,008,093	10,358,110
Impairment loss from long-lived assets	—	39,083,895	6,133,116
Guarantee liabilities	203,687,822	186,637,271	29,287,461
Risk assurance liabilities	52,558,773	56,287,963	8,832,810
Share-based compensation	40,910,215	33,776,437	5,300,259
Fair value change on investments	—	2,691,614	422,373
Fair value change on financial assets	—	8,201,268	1,286,958
Lease liabilities	24,966,731	51,560,367	8,090,947
Advertising cost	—	1,787,054	280,428
Net operating loss carry forwards	94,886,663	272,561,783	42,770,891
Less: valuation allowance	(701,745,843)	(838,371,909)	(131,558,847)

Total non-current deferred tax assets net of valuation allowance	219,790,928	281,991,415	44,250,607

Net non-current deferred tax assets	154,959,777	87,285,917	13,697,065

Non-current deferred tax liabilities
Contract assets	(15,735,380)	—	—
Right-of-use assets	(26,360,534)	(52,117,255)	(8,178,335)
Fair value change on financial assets	(10,230,912)	(3,629,878)	(569,607)
Unallocated revenue	(23,427,601)	(207,501,495)	(32,561,513)

Total non-current deferred tax liabilities	(75,754,427)	(263,248,628)	(41,309,455)

Net non-current deferred tax liabilitie s	(10,923,276)	(68,543,130)	(10,755,913)

Summary of Reconciliation of Income Taxes Expense
Reconciliation between the income taxes expense computed by applying the PRC statutory tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Profit before income tax	3,890,521,771	1,220,798,253	846,409,045	132,820,049
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	972,630,443	305,199,563	211,602,261	33,205,012
Effect of different tax rates	(552,951,519)	(272,361,568)	(60,256,708)	(9,455,592)
Tax exempt income	(1,625,772)	(350,121)	—	—
Expenses not deductible for tax purposes	4,446,637	73,694,299	62,168,979	9,755,669
Adjustment on current income tax of the previous periods	2,453,713	24,502,181	8,525,032	1,337,763
Deferred only adjustment	72,206,605	—	26,769,243	4,200,679
Research and development super-deduction	(14,587,649)	(20,606,639)	(19,928,755)	(3,127,257)
Tax rate change	(11,870,214)	(157,679,128)	(105,024,051)	(16,480,565)
Changes in valuation allowance	155,531,602	309,581,005	136,626,066	21,439,611

Income tax expenses	626,233,846	261,979,592	260,482,067	40,875,320

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	3,322,470	2,588,962	406,265
Decreases	(3,322,470)	—	—

Balance at end of the year	—	2,588,962	406,265